                       SUPPLEMENT DATED DECEMBER 14, 2001

                                       TO

                            PATRIOT VARIABLE ANNUITY,
                         JOHN HANCOCK DECLARATION FUNDS
                                       AND
                      JOHN HANCOCK VARIABLE SERIES TRUST I
                                  PROSPECTUSES

This Supplement is intended to be distributed with the following prospectuses:

     . Patriot Variable Annuity prospectuses dated May 1, 2001, as supplemented, ("Product Prospectuses") for Patriot variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company,

     . John Hancock Declaration Funds prospectus dated May 1, 2001 for the V.A. Core Equity, V.A. Bond, V.A. Money Market, V.A. Small Cap Growth, V.A. Mid Cap Growth, V.A. Large Cap Growth and V.A. High Yield Bond Funds ("Declaration Prospectus"), and

     . John Hancock Variable Series Trust I prospectus dated May 1, 2001 for the Large/Mid Cap Value II Fund ("VST Prospectus").

SUPPLEMENT TO PRODUCT PROSPECTUSES:

     Eight of the variable investment options shown on page 1 of the Product Prospectuses are discontinued and not available as a result of a merger of the underlying Fund. The discontinued variable investment options are:


     .    V.A. Core Equity
     .    V.A. Bond
     .    V.A. Money Market
     .    V.A. Small Cap Growth
     .    V.A. Mid Cap Growth
     .    V.A. Large Cap Growth
     .    V.A. High Yield
     .    Large/Mid Cap Value II

     Any of your contract value that was in a discontinued variable investment option has been, or will be, transferred on the applicable "Merger Date" to the variable investment option corresponding to an "Acquiring Fund" of John Hancock Variable Series Trust I ("VST") or John Hancock Declaration Funds. We describe the "Merger Date" and the "Acquiring Fund" for each of the discontinued variable investment options on the following page.

     References in the Product Prospectuses to the discontinued variable investment options should be disregarded.

PAT SUPP (12/01)

SUPPLEMENT TO THE DECLARATION PROSPECTUS:

     Shareholders of each of the following "Acquired Funds" have approved a specific plan of reorganization and merger ("Declaration Plan") to merge their Fund with the "Acquiring Fund" shown. Under each Declaration Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

                    Acquired Fund                           Acquiring Fund              Merger Date
---------------------------------------------------------------------------------------------------------
  V.A. Core Equity                                       VST Growth & Income               12/7/01
---------------------------------------------------------------------------------------------------------
  V.A. Bond                                              VST Active Bond                   12/7/01
---------------------------------------------------------------------------------------------------------
  V.A. Money Market                                      VST Money Market                 12/14/01
---------------------------------------------------------------------------------------------------------
  V.A. Small Cap Growth                                  VST Small Cap Growth              12/7/01
---------------------------------------------------------------------------------------------------------
  V.A. Mid Cap Growth                                    VST Fundamental Growth            12/7/01
---------------------------------------------------------------------------------------------------------
  V.A. Large Cap Growth                                  VST Growth & Income               12/7/01
---------------------------------------------------------------------------------------------------------
  V.A. High Yield Bond                                   V.A. Strategic Income            12/14/01
---------------------------------------------------------------------------------------------------------


     Each Declaration Acquired Fund ceased operations after its Merger Date. References in the Declaration Prospectus to each Acquired Fund should be disregarded.

SUPPLEMENT TO THE VST PROSPECTUS:

     On December 13, 2001, shareholders of the Large/Mid Cap Value II Fund approved a plan of reorganization and merger ("VST Plan") to merge this Fund into the VST Large/Mid Cap Value Fund ("VST Acquiring Fund"). Under the VST Plan, the assets and liabilities of the Large/Mid Cap Value II Fund will be transferred to and assumed by the VST Acquiring Fund on December 19, 2001 ("VST Merger Date"). The VST Large/Mid Cap Value II Fund will cease operations after this date.

     References in the VST Prospectus to the VST Large/Mid Cap Value II Fund should be disregarded after the VST Merger Date.